Derivatives and Hedging Activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Fair value	$ 59,000	$ 4,052,000
Notional amount	190,661,000	207,163,000
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	15,000	71,000
Notional amount of derivative asset	5,680,000	29,244,000
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(175,000)	(21,000)
Notional amount of derivative liability	99,514,000	82,818,000
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	454,000	4,005,000
Notional amount of derivative asset	55,880,000	89,414,000
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(235,000)	(3,000)
Notional amount of derivative liability	$ 29,587,000	$ 5,687,000